Expense Example - NVIT Government Money Market Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class IV Shares 1 Year	Class IV Shares 3 Years	Class IV Shares 5 Years	Class IV Shares 10 Years	Class V Shares 1 Year	Class V Shares 3 Years	Class V Shares 5 Years	Class V Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 3 Years	Class Y Shares 5 Years	Class Y Shares 10 Years
USD ($)	50	157	274	616	76	237	411	918	50	157	274	616	45	141	246	555	35	109	191	431